UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       Oppenheimer High Income Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.1%
------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates, Series
2002-B, Cl. FX, 10.421%, 3/22/07 1
(Cost $497,606)                             $    500,000   $     524,482
------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1,
Cl. D, 7.902%, 4/29/39 1,2                       300,000         310,219
------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series
1996-B, Cl. 1, 7.007%, 4/25/26 1,2               165,863         149,277
                                                           -------------
Total Mortgage-Backed Obligations (Cost $39,143)                 459,496

------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.0%
------------------------------------------------------------------------
Telergy, Inc., Sr. Sec. Credit Facilities
Term Loan Participation Nts.,
Tranche A, 1/1/02 1,3,4 (Cost $966,644)          986,362              --

------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--78.5%
------------------------------------------------------------------------
CONSUMER DISCRETIONARY--23.4%
------------------------------------------------------------------------
AUTO COMPONENTS--2.3%
Collins & Aikman Floorcoverings, Inc.,
9.75% Sr. Sub. Nts., Series B, 2/15/10           800,000         816,000
------------------------------------------------------------------------
Collins & Aikman Products Co.,
10.75% Sr. Nts., 12/31/11                        557,000         562,570
------------------------------------------------------------------------
Dana Corp.:
9% Unsec. Nts., 8/15/11                        1,480,000       1,739,000
10.125% Nts., 3/15/10                            500,000         568,750
------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12             1,000,000       1,025,000
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]         100,000         116,798
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09        200,000         197,000
------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13     1,200,000       1,296,000
------------------------------------------------------------------------
Keystone Automotive Operations,
Inc., 9.75% Sr. Sub. Nts., 11/1/13 5             200,000         215,000
------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts.,
Series B, 5/15/09                              1,300,000       1,482,269
------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 5                          500,000         492,500
11% Sr. Sub. Nts., 6/15/12                       750,000         641,250
------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12      1,400,000       1,655,500
------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%
Sr. Sec. Nts., Series B, 7/15/13                 900,000       1,021,500
------------------------------------------------------------------------
United Components, Inc., 9.375%
Sr. Sub. Nts., 6/15/13                           400,000         410,000
                                                           -------------
                                                              12,239,137

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.6%
American Casino & Entertainment,
7.85% Sr. Sec. Nts., 2/1/12 5               $    800,000   $     816,000
------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub.
Nts., 3/15/08 1                                  940,000         850,700
------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts.,
8/15/11                                          450,000         500,625
------------------------------------------------------------------------
Boca Resorts, Inc., 9.875% Sr. Sub.
Nts., 4/15/09                                    800,000         846,000
------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub.
Nts., 4/15/12                                    800,000         856,000
------------------------------------------------------------------------
Capital Gaming International, Inc.,
11.50% Promissory Nts., 8/1/1995 1,3,4             9,500              --
------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.50%
Sr. Unsec. Sub. Nts., 4/1/09 1                 1,100,000       1,160,500
------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub.
Nts., 7/1/11                                   1,200,000       1,278,000
------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr.
Nts., 11/15/13 5                                 500,000         509,375
------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 12/1/12                             500,000         540,000
7.625% Nts., 5/15/08                             400,000         433,000
------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr.
Unsec. Sub. Nts., Series B, 2/15/07            1,000,000       1,030,000
------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec.
Nts., 10/15/13                                   917,000         900,953
------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Sub. Nts., 3/1/14 5                       800,000         746,000
9% Sr. Sub. Nts., 3/15/12                        600,000         649,500
------------------------------------------------------------------------
John Q. Hammons Hotels, Inc.,
8.875% Sr. Nts., Series B, 5/15/12               900,000         981,000
------------------------------------------------------------------------
Mandalay Resort Group, 10.25%
Sr. Unsec. Sub. Nts., Series B, 8/1/07           800,000         892,000
------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11            1,700,000       1,785,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07               800,000         878,000
------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                    800,000         806,000
8% Sr. Sub. Nts., 4/1/12                         700,000         749,000
8.375% Sr. Sub. Nts., 7/1/11                   1,200,000       1,302,000
------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                  1,500,000       1,590,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07           1,500,000       1,633,125
------------------------------------------------------------------------
Penn National Gaming, Inc.,
8.875% Sr. Sub. Nts., 3/15/10                    600,000         654,750
------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
8.25% Sr. Sub. Nts., 3/15/12 5                   900,000         866,250
------------------------------------------------------------------------
Prime Hospitality Corp.,
8.375% Sr. Sub. Nts., 5/1/12                     400,000         415,000
------------------------------------------------------------------------
River Rock Entertainment LLC,
9.75% Sr. Nts., 11/1/11 5                        600,000         657,000
------------------------------------------------------------------------


        5 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Royal Caribbean Cruises Ltd.,
8.75% Sr. Unsub. Nts., 2/2/11               $    600,000   $     667,500
------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Nts., 2/1/10                          400,000         398,000
9.625% Sr. Nts., 6/1/14 5                         57,000          57,000
9.75% Sr. Nts., 4/15/13                        1,500,000       1,515,000
------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc., 7.875% Sr. Nts., 5/1/12       1,500,000       1,612,500
------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14             2,000,000       1,935,000
9.875% Sr. Unsec. Sub. Nts., 7/1/10 1            600,000         663,750
------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875%
Sr. Unsec. Sub. Nts., 8/15/11                  1,000,000       1,072,500
------------------------------------------------------------------------
Trump Casino Holdings LLC/Trump
Casino Funding, Inc., 11.625% Sr. Sec.
Nts., 3/15/10                                    657,000         676,710
------------------------------------------------------------------------
Universal City Development Partners
Ltd., 11.75% Sr. Nts., 4/1/10                  1,000,000       1,162,500
------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts.,
2/15/14                                          900,000         857,250
------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas
Sands, Inc., 11% Sec. Nts., 6/15/10              850,000         986,000
                                                           -------------
                                                              35,929,488

------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Beazer Homes USA, Inc., 8.375% Sr.
Nts., 4/15/12                                    500,000         530,000
------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09          650,000         699,563
------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub.
Nts., 9/15/10                                    300,000         349,125
------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
8.875% Sr. Sub. Nts., 4/1/12                     800,000         844,000
------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                   150,000         162,000
9.50% Sr. Unsec. Sub. Nts., 2/15/11              350,000         387,625
------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec.
Nts., 6/1/11                                   1,200,000       1,326,000
------------------------------------------------------------------------
Norcraft Cos. LP, 9% Sr. Sub. Nts.,
11/1/11 5                                        300,000         318,000
------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub.
Nts., 12/15/05                                   220,000         191,400
------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub.
Nts., 6/15/14 5                                1,000,000       1,010,000
------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub.
Nts., 4/15/12                                    700,000         756,000
------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11         500,000         545,000
------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                     800,000         868,000
10.625% Sr. Unsec. Sub. Nts., 2/15/11            600,000         667,500
------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75%
Sr. Nts., 4/1/13 1                               800,000         888,000

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Williams Scotsman, Inc., 9.875% Sr.
Unsec. Nts., 6/1/07                         $  1,000,000   $     997,500
                                                           -------------
                                                              10,539,713

------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
K2 Corp., 7.375% Sr. Nts., 7/1/14 5,6            400,000         409,000
------------------------------------------------------------------------
Remington Arms Co., Inc.,
10.50% Sr. Unsec. Nts., 2/1/11                   800,000         780,000
                                                           -------------
                                                               1,189,000

------------------------------------------------------------------------
MEDIA--10.5%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3,4               360,000         344,700
8.125% Sr. Nts., Series B, 7/15/03 3,4         1,000,000         975,000
8.375% Sr. Nts., Series B, 2/1/08 3,4          1,000,000         982,500
10.875% Sr. Unsec. Nts., 10/1/10 3,4           1,000,000       1,015,000
------------------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/12             700,000         693,000
------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Sub. Nts., 3/1/14 5                       700,000         672,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11             1,592,000       1,663,640
------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11             900,000         875,250
10.25% Sr. Unsec. Sub. Nts., Series B,
5/1/09                                           300,000         312,750
------------------------------------------------------------------------
Block Communications, Inc., 9.25%
Sr. Sub. Nts., 4/15/09                           600,000         633,000
------------------------------------------------------------------------
Cablevision Systems Corp., 8% Sr.
Nts., 4/15/12 5                                  500,000         495,000
------------------------------------------------------------------------
CanWest Media, Inc., 7.625% Sr.
Unsec. Sub. Nts., Series B, 4/15/13              300,000         309,750
------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr.
Sub. Nts., 2/15/14 5                             850,000         816,000
------------------------------------------------------------------------
CBD Media LLC/CBD Finance,
Inc., 8.625% Sr. Sub. Nts., 6/1/11               200,000         211,500
------------------------------------------------------------------------
Charter Communications Holdings
II, 10.25% Sr. Unsec. Nts., 9/15/10 5          1,600,000       1,620,000
------------------------------------------------------------------------
Charter Communications Holdings
LLC/Charter Communications
Holdings Capital Corp.:
0%/11.75% Sr. Unsec. Sub. Disc.
Nts., 5/15/11 7                                3,975,000       2,593,688
8.375% Sr. Nts., Second Lien, 4/30/14 5        1,500,000       1,458,750
8.625% Sr. Unsec. Nts., 4/1/09                 3,500,000       2,808,750
9.92% Sr. Unsec. Disc. Nts., 4/1/11            1,800,000       1,431,000
10% Sr. Nts., 4/1/09                             500,000         420,000
10% Sr. Unsec. Sub. Nts., 5/15/11                 57,000          45,458
11.125% Sr. Unsec. Nts., 1/15/11                 600,000         507,000
------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec.
Sub. Nts., 2/1/13                                400,000         438,500
------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Disc.
Nts., 3/15/14 5,7                              1,800,000       1,183,500


        6 | OPPENHEIMER HIGH INCOME FUND/VA

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
MEDIA Continued
Corus Entertainment, Inc., 8.75% Sr.
Sub. Nts., 3/1/12                           $    800,000   $     859,000
------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec.
Unsub. Nts., Series B, 4/1/11                  1,800,000       1,813,500
------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV
Financing Co., Inc., 8.375% Sr. Unsec.
Nts., 3/15/13                                  3,400,000       3,778,250
------------------------------------------------------------------------
Diva Systems Corp., 12.625% Sr.
Unsec. Disc. Nts., Series B, 3/1/08 1,3,4        500,000           3,750
------------------------------------------------------------------------
EchoStar DBS Corp.:
9.125% Sr. Nts., 1/15/09                       1,895,000       2,086,869
10.375% Sr. Unsec. Nts., 10/1/07               3,000,000       3,221,250
------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr.
Sub. Nts., 5/15/12 5                           1,200,000       1,182,000
------------------------------------------------------------------------
Entravision Communications Corp.,
8.125% Sr. Sub. Nts., 3/15/09                    600,000         621,750
------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%
Sr. Sec. Nts., 12/1/10                         1,257,000       1,175,295
------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub.
Nts., 12/15/11                                   500,000         550,625
------------------------------------------------------------------------
Hollinger International Publishing,
Inc., 9% Sr. Unsec. Nts., 12/15/10             1,100,000       1,276,000
------------------------------------------------------------------------
Houghton Mifflin Co.:
8.25% Sr. Unsec. Nts., 2/1/11                    800,000         804,000
9.875% Sr. Sub. Nts., 2/1/13                      57,000          57,285
------------------------------------------------------------------------
Kabel Deutschland GmbH, 10.625%
Sr. Nts., 7/1/14 5,6                             600,000         619,500
------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec.
Sub. Nts., 1/1/13                                200,000         204,500
------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub.
Nts., 5/15/13                                    500,000         485,000
------------------------------------------------------------------------
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Debs., 6/15/13                    400,000         439,000
------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital
Corp., 9.50% Sr. Unsec. Nts., 1/15/13          1,957,000       1,898,290
------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                   1,400,000       1,281,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13             500,000         475,000
------------------------------------------------------------------------
News America Holdings, Inc.,
8.875% Sr. Debs., 4/26/23                        625,000         782,776
------------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Unsec.
Nts., 2/1/12                                   1,200,000       1,368,000
------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13 5                         1,700,000       1,606,500
8.875% Sr. Unsec. Nts., 5/15/11                   57,000          56,715
------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 5                      700,000         771,750
10.875% Sr. Sub. Nts., 12/15/12 5              1,000,000       1,165,000
------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11                      800,000         877,000
------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8%
Sr. Unsec. Sub. Nts., 3/15/12                  1,600,000       1,644,000

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
MEDIA CONTINUED
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec. Sub. Nts., 11/1/09        $    600,000   $     636,000
------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                      500,000         540,000
10.875% Sr. Unsec. Nts., Series B,
6/15/09                                          650,000         702,000
------------------------------------------------------------------------
Vivendi Universal SA, 9.25% Sr. Nts.,
4/15/10                                          500,000         590,975
------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader
Corp./CompassLearning, Inc.,
12.75% Sr. Sub. Nts., 11/15/09                 1,100,000       1,007,875
                                                           -------------
                                                              53,307,941

------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                  250,000         271,875
9.875% Nts., 10/1/11                             300,000         350,250
                                                           -------------
                                                                 622,125

------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Asbury Automotive Group, Inc.,
9% Sr. Sub. Nts., 6/15/12                        600,000         615,000
------------------------------------------------------------------------
Atlantic Broadband Finance LLC,
9.375% Sr. Sub. Nts., 1/15/14 5                  500,000         475,000
------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts.,
8/1/08                                         1,200,000       1,362,000
------------------------------------------------------------------------
Building Materials Corp., 8% Sr. Nts.,
12/1/08                                          300,000         302,250
------------------------------------------------------------------------
CSK Auto, Inc., 7% Sr. Sub. Nts.,
1/15/14 5                                        800,000         766,000
------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%
Sr. Nts., 6/1/12 5                               800,000         834,000
------------------------------------------------------------------------
Hollywood Entertainment Corp.,
9.625% Sr. Sub. Nts., 3/15/11                    300,000         346,500
------------------------------------------------------------------------
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts., 11/1/11                    750,000         843,750
------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec.
Sub. Nts., Series B, 5/1/10                      350,000         360,500
                                                           -------------
                                                               5,905,000

------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Broder Bros. Co., 11.25% Sr. Unsec.
Nts., 10/15/10                                   300,000         285,750
------------------------------------------------------------------------
Invista, Inc., 9.25% Sr. Nts., 5/1/12 5        1,400,000       1,414,000
------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                          300,000         281,625
11.625% Sr. Unsec. Nts., 1/15/08                 100,000          98,500
12.25% Sr. Nts., 12/15/12                        300,000         297,000
------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr.
Nts., 6/1/11 5                                   500,000         530,000
------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10            600,000         640,500
                                                           -------------
                                                               3,547,375


        7 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
CONSUMER STAPLES--3.5%
------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125%
Sr. Sub. Nts., 1/15/12                      $    500,000   $     535,000
------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
Great Atlantic & Pacific Tea Co., Inc.
(The), 9.125% Sr. Nts., 12/15/11                 457,000         390,735
------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Unsec.
Sub. Nts., 12/1/11                                57,000          58,853
------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts.,
5/31/09 1,3,4,8                                  476,601              --
------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                     900,000         951,750
9.50% Sr. Sec. Nts., 2/15/11                     450,000         498,375
                                                           -------------
                                                               1,899,713

------------------------------------------------------------------------
FOOD PRODUCTS--2.3%
American Seafoods Group LLC,
10.125% Sr. Sub. Nts., 4/15/10                   500,000         600,000
------------------------------------------------------------------------
Burns Philp Capital Property Ltd.,
9.75% Sr. Unsec. Sub. Nts., 7/15/12              400,000         416,000
------------------------------------------------------------------------
Del Monte Corp.:
8.625% Sr. Sub. Nts., 12/15/12                 1,000,000       1,082,500
9.25% Sr. Unsec. Sub. Nts., 5/15/11              100,000         109,750
------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07              900,000         834,750
10.75% Sr. Nts., 3/1/10                        1,100,000       1,166,000
------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                          900,000         947,250
8.875% Sr. Unsec. Nts., 3/15/11                  400,000         425,000
------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr.
Unsec. Sub. Nts., 10/1/11 1                      600,000         657,000
------------------------------------------------------------------------
Pinnacle Foods Holding Corp.:
8.25% Sr. Sub. Nts., 12/1/13 5                   500,000         485,000
8.25% Sr. Sub. Nts., 12/1/13 5                   600,000         582,000
------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08             925,000         975,875
8% Sr. Nts., Series B, 10/15/09                  900,000         974,250
------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09         1,000,000       1,072,500
------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                          700,000         679,000
8.50% Sr. Unsec. Nts., 2/1/11                     57,000          57,855
------------------------------------------------------------------------
United Biscuits Finance plc,
10.625% Sr. Sub. Nts., 4/15/11 [EUR]           1,000,000       1,326,149
                                                           -------------
                                                              12,390,879

------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08      1,000,000       1,032,500
------------------------------------------------------------------------
Armkel LLC/Armkel Finance, Inc.,
9.50% Sr. Sub. Nts., 8/15/09                     600,000         658,500
------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11 5                     1,000,000       1,046,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11              700,000         684,250

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
HOUSEHOLD PRODUCTS CONTINUED
Revlon Consumer Products Corp.,
12% Sr. Sec. Nts., 12/1/05                  $    400,000   $     450,000
------------------------------------------------------------------------
Styling Technology Corp., 10.875%
Sr. Unsec. Sub. Nts., 7/1/08 1,3,4               600,000              --
                                                           -------------
                                                               3,871,500

------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Sub.
Nts., 1/15/14 5                                  300,000         306,750
------------------------------------------------------------------------
ENERGY--8.1%
------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
BRL Universal Equipment Corp.,
8.875% Sr. Sec. Nts., 2/15/08                    750,000         807,188
------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts.,
4/15/11                                          400,000         430,000
------------------------------------------------------------------------
Grant Prideco Escrow Corp.,
9% Sr. Unsec. Nts., 12/15/09                     300,000         327,750
------------------------------------------------------------------------
Hanover Compress Co., 8.625%
Sr. Nts., 12/15/10                               700,000         728,000
------------------------------------------------------------------------
Hanover Equipment Trust 2001A,
8.50% Sr. Sec. Nts., Series A, 9/1/08            500,000         531,250
------------------------------------------------------------------------
Hornbeck-Leevac Marine Services,
Inc., 10.625% Sr. Nts., 8/1/08                 1,750,000       1,918,438
------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr.
Sec. Nts., 6/1/08                              1,600,000       1,592,000
------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375%
Sr. Nts., 5/1/09                                 600,000         633,000
------------------------------------------------------------------------
Universal Compression, Inc., 7.25%
Sr. Unsec. Sub. Nts., 5/15/10                    800,000         830,000
                                                           -------------
                                                               7,797,626

------------------------------------------------------------------------
OIL & GAS--6.6%
ANR Pipeline Co., 8.875% Sr. Nts.,
3/15/10                                          400,000         439,000
------------------------------------------------------------------------
Belden & Blake Corp., 9.875% Sr.
Sub. Nts., 6/15/07                             1,200,000       1,233,000
------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.875% Sr. Unsec. Nts., 1/15/16                1,120,000       1,097,600
8.375% Sr. Unsec. Nts., 11/1/08                1,000,000       1,085,000
9% Sr. Nts., 8/15/12                             300,000         339,000
------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec.
Nts., 6/15/12                                    957,000         863,693
------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts.,
7/15/11                                          350,000         314,125
------------------------------------------------------------------------
El Paso Energy Partners LP, 8.50% Sr.
Unsec. Sub. Nts., Series B, 6/1/11               469,000         510,038
------------------------------------------------------------------------
El Paso Production Holding Co.,
7.75% Sr. Unsec. Nts., 6/1/13                  2,000,000       1,845,000
------------------------------------------------------------------------
EXCO Resources, Inc., 7.25% Sr.
Nts., 1/15/11                                    800,000         816,000
------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14       1,000,000       1,025,000


        8 | OPPENHEIMER HIGH INCOME FUND/VA

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
-------------------------------------------------------------------------
OIL & GAS Continued
Frontier Oil Corp., 11.75% Sr. Nts.,
11/15/09                                    $    800,000   $     878,000
------------------------------------------------------------------------
GulfTerra Energy Partners LP:
8.50% Sr. Unsec. Sub. Nts., Series B,
6/1/10                                           360,000         393,300
10.625% Sr. Sub. Nts., 12/1/12                   469,000         560,455
------------------------------------------------------------------------
Newfield Exploration Co., 8.375%
Sr. Sub. Nts., 8/15/12                           600,000         654,000
------------------------------------------------------------------------
Paramount Resources Ltd., 7.875%
Sr. Nts., 11/1/10                                700,000         672,000
------------------------------------------------------------------------
Pioneer Natural Resources Co.,
7.50% Sr. Nts., 4/15/12                        1,000,000       1,134,122
------------------------------------------------------------------------
Plains Exploration & Production
Co., 7.125% Sr. Nts., 6/15/14 5                  600,000         613,500
------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                           700,000         696,500
9.50% Sr. Nts., 2/1/13                         1,000,000       1,157,500
------------------------------------------------------------------------
Range Resources Corp., 7.375% Sr.
Sub. Nts., 7/15/13 5                             400,000         400,000
------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                              600,000         540,000
8% Sr. Unsub. Nts., 3/1/32                       900,000         850,500
8.875% Sr. Nts., 3/15/10                         700,000         768,250
------------------------------------------------------------------------
Stone Energy Corp., 8.25% Sr.
Unsec. Sub. Nts., 12/15/11                       800,000         838,000
------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr.
Nts., 7/15/11                                    575,000         638,969
------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50%
Bonds, 4/1/17                                  2,915,000       2,856,700
------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                      1,000,000       1,075,000
9.625% Sr. Sub. Nts., 4/1/12                     557,000         628,018
------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.125% Nts., 1/15/05                             200,000         204,000
8.875% Sr. Unsub. Nts., Series B, 7/15/12        200,000         227,000
------------------------------------------------------------------------
Westport Resources Corp., 8.25%
Sr. Unsec. Sub. Nts., 11/1/11                  1,400,000       1,590,750
------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25%
Sr. Sub. Nts., 5/1/12                            800,000         796,000
------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                            2,850,000       2,907,000
8.625% Sr. Nts., 6/1/10                        3,450,000       3,812,250
------------------------------------------------------------------------
Williams Holdings of Delaware,
Inc., 6.50% Nts., 12/1/08 1                      300,000         315,375
------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts.,
4/15/12                                        1,000,000       1,130,053
                                                           -------------
                                                              35,904,698

------------------------------------------------------------------------
FINANCIALS--1.8%
------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
American Color Graphics, Inc.,
10% Sr. Sec. Nts., 6/15/10                       400,000         359,000

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
BCP Caylux Holdings Luxembourg
SCA, 9.625% Sr. Sub. Nts., 6/15/14 5        $  1,400,000   $   1,457,750
------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr.
Sub. Nts., 7/15/12                             1,600,000       1,784,000
------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc.,
12% Sr. Unsec. Sub. Nts., Series B,
9/30/08                                        1,550,000       1,015,250
                                                           -------------
                                                               4,616,000

------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
Bank Plus Corp., 12% Sr. Nts., 7/18/07           517,000         557,068
------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts.,
9/8/04 1                                         800,000         812,000
------------------------------------------------------------------------
Western Financial Bank, 9.625%
Unsec. Sub. Debs., 5/15/12                       400,000         442,000
                                                           -------------
                                                               1,811,068

------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.1%
Global Cash Access LLC/Global
Cash Finance Corp., 8.75% Sr. Sub.
Nts., 3/15/12 5                                  575,000         600,875
------------------------------------------------------------------------
Noteco Ltd.:
7.02% Nts., Series B, 6/30/25 2 [GBP]             45,000          68,142
7.538% Nts., Series A1, 6/30/15 2 [GBP]           53,000          94,674
                                                           -------------
                                                                 763,691

------------------------------------------------------------------------
REAL ESTATE--0.5%
Felcor Lodging LP:
9% Sr. Nts., 6/1/11                              837,000         868,388
10% Sr. Unsec. Nts., 9/15/08                      92,000          97,520
------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr.
Nts., Series B, 8/1/08                           932,000         959,960
------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                  457,000         463,855
10.50% Sr. Unsec. Nts., 6/15/09                  350,000         374,500
                                                           -------------
                                                               2,764,223

------------------------------------------------------------------------
HEALTH CARE--5.2%
------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Polypore, Inc., 8.75% Sr. Sub. Nts.,
5/15/12 5                                        800,000         838,000
------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Dade Behring Holdings, Inc., 11.91%
Sr. Unsec. Sub. Nts., 10/3/10                    182,317         209,665
------------------------------------------------------------------------
Fisher Scientific International, Inc.,
8.125% Sr. Sub. Nts., 5/1/12                     782,000         840,650
------------------------------------------------------------------------
HMP Equity Holdings Corp., Units
(each unit consists of $1,000 principal
amount of 15.43% sr. sec. disc. nts.,
5/15/08 and one warrant to purchase
2.8094 shares of Huntsman Corp.
common stock) 9,10                             1,000,000         775,000


        9 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts., 2/15/12 5              $    600,000   $     616,500
------------------------------------------------------------------------
Sybron Dental Specialties, Inc.,
8.125% Sr. Sub. Nts., 6/15/12 1                  700,000         752,500
------------------------------------------------------------------------
Universal Hospital Services, Inc.,
10.125% Sr. Unsec. Nts., 11/1/11 1               800,000         816,000
------------------------------------------------------------------------
Vanguard Health Systems, Inc.,
9.75% Sr. Unsec. Sub. Nts., 8/1/11               500,000         543,750
                                                           -------------
                                                               4,554,065

------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.0%
Alderwoods Group, Inc., 12.25%
Sr. Nts., 1/2/09                                 700,000         777,000
------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375% Sr.
Unsec. Sub. Nts., 4/15/11                        357,000         375,743
------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec.
Sub. Nts., 4/1/13                                700,000         710,500
------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr.
Sub. Nts., 6/15/14 5                             600,000         593,250
------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14 5                   600,000         567,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10               500,000         557,500
------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust II, 7.875% Nts., 2/1/08                  1,600,000       1,692,000
------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr.
Sub. Nts., 10/15/13 5                            400,000         410,000
------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                   300,000         300,631
7.875% Sr. Nts., 2/1/11                          305,000         334,949
8.75% Sr. Nts., 9/1/10                           400,000         457,298
------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                            1,000,000         947,500
10.75% Sr. Unsec. Sub. Nts., 10/1/08              57,000          58,995
------------------------------------------------------------------------
InSight Health Services Corp.,
9.875% Sr. Sub. Nts., 11/1/11                    500,000         537,500
------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375%
Sr. Unsec. Nts., Series A, 11/15/08            1,867,643       2,012,385
------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec.
Sub. Nts., Series B, 8/15/12                     700,000         798,000
------------------------------------------------------------------------
National Nephrology Assn., 9% Sr.
Sub. Nts., 11/1/11 5                             200,000         230,000
------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec.
Sub. Nts., 12/1/12                               600,000         664,500
------------------------------------------------------------------------
PacifiCare Health Systems, Inc.,
10.75% Sr. Unsec. Unsub. Nts., 6/1/09            714,000         817,530
------------------------------------------------------------------------
Quintiles Transnational Corp., 10%
Sr. Sub. Nts., 10/1/13                           600,000         597,000
------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr.
Unsec. Sub. Nts., 4/1/12                         600,000         643,500
------------------------------------------------------------------------
Stewart Enterprises, Inc., 10.75% Sr.
Unsec. Sub. Nts., 7/1/08                       1,800,000       2,009,250

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
HEALTH CARE PRODUCTS & SERVICES CONTINUED
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                    $  1,260,000   $   1,108,800
7.375% Nts., 2/1/13                               57,000          51,870
9.875% Sr. Nts., 7/1/14 5                        500,000         511,250
------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                             900,000         911,250
7% Sr. Sub. Nts., 11/15/13                     1,920,000       1,833,600
------------------------------------------------------------------------
US Oncology, Inc., 9.625% Sr. Sub.
Nts., 2/1/12                                     300,000         355,500
------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr.
Sub. Nts., 12/1/09                             1,000,000       1,105,000
                                                           -------------
                                                              21,969,301

------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
aaiPharma, Inc., 11% Sr. Sub. Nts.,
4/1/10                                           100,000          84,000
------------------------------------------------------------------------
Valeant Pharmaceuticals International,
Inc., 7% Sr. Nts., 12/15/11 5                    800,000         784,000
                                                           -------------
                                                                 868,000

------------------------------------------------------------------------
INDUSTRIALS--8.4%
------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Alliant Techsystems, Inc., 8.50% Sr.
Unsec. Sub. Nts., 5/15/11                        900,000         976,500
------------------------------------------------------------------------
Argo-Tech Corp., 9.25% Sr. Nts., 6/1/11 5        400,000         414,000
------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08        300,000         280,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11               57,000          53,295
------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr.
Unsec. Sub. Nts., 12/15/10                       300,000         330,375
------------------------------------------------------------------------
L-3 Communications Holdings, Inc.,
7.625% Sr. Sub. Nts., 6/15/12                    800,000         848,000
------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec.
Sub. Nts., 12/15/12                              700,000         773,500
------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub.
Nts., 7/15/11                                    800,000         816,000
------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                         580,000         656,850
11% Sr. Sub. Nts., 2/15/13                       454,000         537,990
------------------------------------------------------------------------
Vought Aircraft Industries, Inc.,
8% Sr. Nts., 7/15/115                            300,000         286,500
                                                           -------------
                                                               5,973,510

------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
Atlas Air, Inc., 9.25% Sr. Nts., 4/15/08 3,4     500,000         237,500
------------------------------------------------------------------------
AIRLINES--0.4%
America West Airlines, Inc., 10.75%
Sr. Nts., 9/1/05                               1,000,000         985,000
------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec.
Nts., 2/1/09                                   1,575,000       1,110,375
                                                           -------------
                                                               2,095,375


        10 | OPPENHEIMER HIGH INCOME FUND/VA

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr.
Sub. Nts., 4/15/12                          $    700,000   $     780,500
------------------------------------------------------------------------
Green Star Products, Inc., 10.15%
Bonds, 6/24/10 5                                 303,652         304,805
------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec.
Nts., 7/1/10                                     544,000         584,800
------------------------------------------------------------------------
Nortek, Inc., 9.875% Sr. Unsec. Sub.
Nts., 6/15/11 1                                  400,000         458,000
------------------------------------------------------------------------
North America Energy Partners,
Inc., 8.75% Sr. Unsec. Nts., 12/1/11 5           300,000         298,500
                                                           -------------
                                                               2,426,605

------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.2%
Allied Waste North America, Inc.:
7.375% Sr. Unsec. Nts., 4/15/14 5                300,000         293,250
7.875% Sr. Nts., 4/15/13                       1,500,000       1,575,000
8.50% Sr. Sub. Nts., 12/1/08                   1,000,000       1,098,750
8.875% Sr. Nts., Series B, 4/1/08              1,500,000       1,650,000
9.25% Sr. Sec. Debs., Series B, 9/1/12         1,700,000       1,912,500
------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr.
Sub. Nts., Series B, 11/15/05 1,3,4              200,000              --
------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr.
Unsec. Nts., 4/1/06 1,3,4                        900,000         159,750
------------------------------------------------------------------------
Buhrmann US, Inc., 12.25% Sr.
Unsec. Sub. Nts., 11/1/09                        600,000         660,358
------------------------------------------------------------------------
Coinmach Corp., 9% Sr. Nts., 2/1/10              800,000         806,000
------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr.
Nts., Series B, 12/1/07 1                        350,000         329,000
------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                           500,000         507,500
9.875% Sr. Nts., 5/1/09                          500,000         557,500
------------------------------------------------------------------------
Hydrochem Industrial Services, Inc.,
10.375% Sr. Sub. Nts., 8/1/07 1                  250,000         253,125
------------------------------------------------------------------------
Kindercare Learning Centers, Inc.,
9.50% Sr. Sub. Nts., 2/15/09                     576,000         587,520
------------------------------------------------------------------------
Mail-Well I Corp.:
7.875% Sr. Sub. Nts., 12/1/13 5                1,600,000       1,464,000
9.625% Sr. Nts., 3/15/12                         700,000         756,000
------------------------------------------------------------------------
Protection One, Inc./Protection
One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                  900,000         859,500
------------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec.
Sub. Nts., Series B, 11/15/09                    488,000         534,360
------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50%
Sr. Sub. Nts., 4/1/09                            700,000         735,000
------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub.
Nts., 2/15/14                                  2,100,000       1,879,500
------------------------------------------------------------------------
Waste Services, Inc., 9.50% Sr. Sub.
Nts., 4/15/14 5                                  600,000         618,000
                                                           -------------
                                                              17,236,613

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc.:
9.375% Sr. Sub. Nts., Series B, 2/1/09      $     45,000   $      46,688
9.375% Sr. Sub. Nts., Series C, 2/1/09           100,000         103,750
------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts.,
9/15/09                                          455,000         524,388
                                                           -------------
                                                                 674,826

------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Dayton Superior Corp., 13% Sr.
Unsec. Sub. Nts., 6/15/09                        100,000          87,500
------------------------------------------------------------------------
General Cable Corp., 9.50% Sr.
Nts., 11/15/10                                   500,000         540,000
------------------------------------------------------------------------
Riverside Forest Products Ltd.,
7.875% Sr. Nts., 3/1/14 5                        600,000         615,000
                                                           -------------
                                                               1,242,500

------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Great Lakes Dredge & Dock Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/13             550,000         467,500
------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds,
Series 1A, Cl. C2, 8/13/10 1                   1,500,000       1,305,000
                                                           -------------
                                                               1,772,500

------------------------------------------------------------------------
MACHINERY--1.6%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09         378,000         455,490
------------------------------------------------------------------------
AGCO Corp., 9.50% Sr. Unsec. Nts.,
5/1/08                                         1,000,000       1,095,000
------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                         150,000         150,750
10.50% Sr. Sub. Nts., 8/1/12                     800,000         920,000
------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr.
Sec. Nts., 5/15/11 5                           1,200,000       1,200,000
------------------------------------------------------------------------
Navistar International Corp., 7.50%
Sr. Nts., 6/15/11                                800,000         824,000
------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts.,
5/15/09                                          600,000         663,000
------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                900,000         927,000
------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14             500,000         492,500
9.25% Sr. Unsec. Sub. Nts., 7/15/11              800,000         876,000
10.375% Sr. Unsec. Sub. Nts.,
Series B, 4/1/11                                 500,000         560,000
------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr.
Nts., 3/15/14 5                                  600,000         552,000
                                                           -------------
                                                               8,715,740

------------------------------------------------------------------------
MARINE--0.4%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12       1,000,000       1,147,500
------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12% Sr.
Sec. Nts., 7/15/05 1,3,4                        700,000         179,410
------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50%
First Priority Ship Mtg. Nts.,
6/30/07 1,3,4                                  1,000,000         589,100


        11 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
MARINE Continued
Pacific & Atlantic Holdings, Inc.,
3.75% Sec. Nts., 12/31/07 5                 $    407,840   $     177,900
                                                           -------------
                                                               2,093,910

------------------------------------------------------------------------
ROAD & RAIL--0.4%
Kansas City Southern Railway Co.
(The), 7.50% Sr. Nts., 6/15/09                   500,000         502,500
------------------------------------------------------------------------
Stena AB:
7.50% Sr. Unsec. Nts., 11/1/13                   928,000         922,200
9.625% Sr. Nts., 12/1/12                         600,000         669,000
                                                           -------------
                                                               2,093,700

------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.2%
Horizon Lines LLC, 9% Nts., 11/1/12 5,6          600,000         612,750
------------------------------------------------------------------------
Worldspan LP/Worldspan Financial
Corp., 9.625% Sr. Nts., 6/15/11                  350,000         358,750
                                                           -------------
                                                                 971,500

------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.7%
------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts., 1/15/07 1,3,4    1,150,000         419,750
------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings,
8% Sr. Nts., 5/15/09                             700,000         735,000
------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Ingram Micro, Inc., 9.875% Sr. Unsec.
Sub. Nts., 8/15/08                             1,200,000       1,320,000
------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts.,
8/15/07 1,3,4                                  1,200,000              --
------------------------------------------------------------------------
Sensus Metering System, Inc.,
8.625% Sr. Sub. Nts., 12/15/13 5               1,000,000         965,000
                                                           -------------
                                                               2,285,000

------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 1,3,4 [EUR]            846,550          46,348
------------------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 4/26/08               71,480          64,689
------------------------------------------------------------------------
NorthPoint Communications
Group, Inc., 12.875% Nts., 2/15/10 1,3,4         240,208              24
------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06 1,3,4 [EUR]    1,000,000          47,906
11% Sr. Nts., 8/1/091,3,4                        901,558          49,586
------------------------------------------------------------------------
Verado Holdings, Inc., 13% Sr. Disc.
Nts., 4/15/08 1,3,4                              500,000              50
                                                           -------------
                                                                 208,603

------------------------------------------------------------------------
IT SERVICES--0.5%
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                     500,000         498,750
8.625% Sr. Unsec. Sub. Nts., 4/1/13            1,600,000       1,704,000

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
IT SERVICES CONTINUED
Titan Corp. (The), 8% Sr. Sub. Nts.,
5/15/11 5                                   $    400,000   $     406,000
                                                           -------------
                                                               2,608,750

------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
AMI Semiconductor, Inc., 10.75%
Sr. Unsec. Sub. Nts., 2/1/13 1                   682,000         799,645
------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                          600,000         571,500
9.25% Sr. Unsec. Sub. Nts., 2/15/08            1,000,000       1,050,000
------------------------------------------------------------------------
ChipPAC International Co. Ltd.,
12.75% Sr. Unsec. Sub. Nts.,
Series B, 8/1/09                                 500,000         536,250
                                                           -------------
                                                               2,957,395

------------------------------------------------------------------------
MATERIALS--10.5%
------------------------------------------------------------------------
CHEMICALS--3.2%
Avecia Group plc, 11% Sr. Unsec.
Nts., 7/1/09                                     200,000         153,000
------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec.
Nts., Series B, 12/1/07                          250,000         102,500
------------------------------------------------------------------------
Compass Minerals Group, Inc.,
10% Sr. Sub. Nts., 8/15/11                     1,200,000       1,338,000
------------------------------------------------------------------------
Equistar Chemicals LP/Equistar
Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                   400,000         419,000
10.125% Sr. Unsec. Nts., 9/1/08                   57,000          62,700
10.625% Sr. Unsec. Nts., 5/1/11                1,800,000       2,007,000
------------------------------------------------------------------------
Huntsman Co. LLC:
11.50% Sr. Nts., 7/15/12 5                       900,000         915,750
11.625% Sr. Unsec. Nts., 10/15/10                 57,000          63,270
------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
13.09% Sr. Unsec. Disc. Nts., 12/31/09 10        400,000         198,000
10.125% Sr. Unsec. Sub. Nts.,
7/1/09 [EUR]                                     100,000         119,840
10.125% Sr. Unsec. Sub. Nts., 7/1/09           2,700,000       2,767,500
------------------------------------------------------------------------
Huntsman International LLC,
9.875% Sr. Nts., 3/1/09                        2,000,000       2,170,000
------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                            3,000           3,075
10.875% Sr. Unsec. Nts., 8/1/13                   57,000          68,258
------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec.
Sub. Nts., 7/1/11                                500,000         558,750
------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec.
Nts., 12/15/09                                   300,000         331,500
------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                         57,000          59,708
9.50% Sr. Sec. Nts., 12/15//08                   100,000         105,000
9.625% Sr. Sec. Nts., Series A, 5/1/07           900,000         945,000
9.875% Sec. Nts., Series B, 5/1/07               600,000         630,000
------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec.
Nts., 12/31/08                                   319,909         305,513


        12 | OPPENHEIMER HIGH INCOME FUND/VA

                                               PRINCIPAL    MARKET VALUE
                                                 AMOUNT       SEE NOTE 1
------------------------------------------------------------------------
CHEMICALS Continued
Pioneer Cos., Inc., 5.086% Sr. Sec. Nts.,
12/31/06 2                                  $    101,304   $      96,239
------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                 1,750,000       1,732,500
10.625% Sr. Unsec. Nts., 5/15/10                 357,000         380,205
------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                       450,000         469,125
13.50% Sr. Unsec. Sub. Nts., 11/15/10            300,000         281,250
------------------------------------------------------------------------
Rockwood Specialties, Inc., 10.625%
Sr. Unsec. Sub. Nts., 5/15/11                    400,000         428,000
------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07                      409,135         388,678
11.25% Sr. Sub. Nts., 8/15/06 1,3,4              300,000              --
------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr.
Nts., 7/15/11 1                                  400,000         436,000
                                                           -------------
                                                              17,535,361

------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Texas Industries, Inc., 10.25% Sr.
Unsec. Nts., 6/15/11                             800,000         896,000
------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.9%
Crown Euro Holdings SA, 9.50% Sr.
Sec. Nts., 3/1/11                                900,000         985,500
------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                        1,000,000       1,075,000
9.50% Sr. Sub. Nts., 8/15/13                     700,000         763,000
------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13             350,000         348,250
8.25% Sr. Unsec. Nts., 10/1/12                   900,000         940,500
------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr.
Nts., 10/1/12                                    800,000         880,000
------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                   1,000,000       1,045,000
8.25% Sr. Unsec. Nts., 5/15/13                   557,000         577,888
8.75% Sr. Sec. Nts., 11/15/12                  1,350,000       1,471,500
8.875% Sr. Sec. Nts., 2/15/09                  1,300,000       1,410,500
------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec.
Disc. Nts., 6/15/09 5,7                          600,000         508,500
------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts.,
2/15/14 5                                      1,500,000       1,402,500
------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                          750,000         787,500
9.25% Sr. Unsec. Nts., 2/1/08                  1,000,000       1,097,500
9.75% Sr. Unsec. Nts., 2/1/11                  1,000,000       1,105,000
------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec.
Sub. Nts., 6/15/12                             1,000,000       1,065,000
                                                           -------------
                                                              15,463,138

------------------------------------------------------------------------
METALS & MINING--2.7%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                    57,000          51,728
7.875% Sr. Unsec. Nts., 2/15/09                  300,000         282,000

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
METALS & MINING CONTINUED
Arch Western Finance LLC,
6.75% Sr. Nts., 7/1/13 5                    $    800,000   $     804,000
------------------------------------------------------------------------
California Steel Industries, Inc.,
6.125% Sr. Nts., 3/15/14                         800,000         750,000
------------------------------------------------------------------------
Century Aluminum Co., 11.75% Sr.
Sec. Nts., 4/15/08                             1,385,000       1,551,200
------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr.
Sec. Nts., 10/15/10                              700,000         759,500
------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13              300,000         336,000
------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec.
Nts., 4/1/14 5                                 1,800,000       1,863,000
------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75%
Sr. Sec. Nts., 6/1/12 1                          800,000         880,000
------------------------------------------------------------------------
Kaiser Aluminum & Chemical
Corp., 10.875% Sr. Nts., Series B,
10/15/06 3,4                                   1,000,000       1,052,500
------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr.
Sec. Nts., 10/15/13                              900,000         990,000
------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts.,
11/15/10                                         400,000         400,000
------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07           740,000         373,700
------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125%
Sr. Nts., 3/1/10                                 200,000         216,500
------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr.
Nts., 7/15/09                                  1,300,000       1,384,500
------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr.
Unsec. Nts., Series B, 3/15/13                 1,000,000       1,017,500
------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts.,
3/15/09                                          400,000         444,000
------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts.,
2/15/12                                          400,000         447,000
------------------------------------------------------------------------
United States Steel Corp., 9.75% Sr.
Nts., 5/15/10                                    505,000         561,813
------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr.
Nts., 8/1/08                                     389,000         446,378
                                                           -------------
                                                              14,611,319

------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.5%
Abitibi-Consolidated, Inc., 8.55%
Nts., 8/1/10                                     300,000         317,830
------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr.
Nts., 6/15/11 5                                  600,000         610,500
------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50%
Sr. Nts., 10/1/13                                350,000         355,250
------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr.
Nts., 3/15/04 1,3,4                            2,000,000         745,000
------------------------------------------------------------------------
Georgia-Pacific Corp.:
8.125% Sr. Unsec. Nts., 5/15/11                2,200,000       2,442,000
9.375% Sr. Unsec. Nts., 2/1/13                 1,600,000       1,840,000
------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625%
Sr. Unsec. Nts., 11/15/07 3                      300,000         151,500


        13 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                               PRINCIPAL    MARKET VALUE
                                                 AMOUNT       SEE NOTE 1
------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Norske Skog Canada Ltd., 7.375% Sr.
Nts., 3/1/14 5                              $    600,000   $     583,500
------------------------------------------------------------------------
Tekni-Plex, Inc., 8.75% Sr. Sec. Nts.,
11/15/13 5                                     1,257,000       1,206,720
                                                           -------------
                                                               8,252,300

------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.8%
------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.8%
360networks, Inc., 13% Sr. Unsec.
Nts., 5/1/08 1,3,4 [EUR]                         500,000              --
------------------------------------------------------------------------
American Tower Corp., 9.375% Sr.
Nts., 2/1/09                                     850,000         911,625
------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts.,
3/15/10 1,3,4                                    499,755              50
------------------------------------------------------------------------
Crown Castle International Corp.,
7.50% Sr. Nts., 12/1/13                          900,000         900,000
------------------------------------------------------------------------
Dex Media East LLC/Dex Media East
Finance Co., 9.875% Sr. Unsec. Nts.,
11/15/09                                         800,000         902,000
------------------------------------------------------------------------
Dex Media West LLC/
Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                          700,000         766,500
9.875% Sr. Sub. Nts., 8/15/13                  1,200,000       1,323,000
------------------------------------------------------------------------
Dex Media, Inc., 8% Nts., 11/15/13 5           3,100,000       2,991,500
------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr.
Sub. Nts., 12/15/09                              350,000         379,750
------------------------------------------------------------------------
Level 3 Communications, Inc.:
9.125% Sr. Unsec. Nts., 5/1/08                    57,000          45,458
10.50% Sr. Disc. Nts., 12/1/08                   100,000          79,750
------------------------------------------------------------------------
MCI, Inc.:
5.908% Sr. Unsec. Nts., 5/1/07                   179,000         174,078
6.688% Sr. Unsec. Nts., 5/1/09                   179,000         166,023
7.735% Sr. Unsec. Nts., 5/1/14                   153,000         137,318
------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90%
Unsec. Nts., 8/15/10                              57,000          50,730
------------------------------------------------------------------------
Qwest Corp.:
7.20% Unsec. Nts., 11/1/04                       400,000         405,000
8.875% Nts., 3/15/12 5                         2,100,000       2,278,500
------------------------------------------------------------------------
Qwest Services Corp., 13.50% Nts.,
12/15/10 5                                     4,800,000       5,604,000
------------------------------------------------------------------------
Telewest Communications plc:
0%/9.875% Sr. Disc. Nts.,
4/15/09 3,4,7 [GBP]                              500,000         385,369
9.25% Sr. Disc. Nts., 4/15/09 3,4              1,000,000         485,000
11.25% Sr. Nts., 11/1/08 3,4                     800,000         472,000
------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts.,
12/1/07 1,3,4                                    400,000              --
------------------------------------------------------------------------
Time Warner Telecom LLC/
Time Warner Telecom, Inc.,
9.75% Sr. Nts., 7/15/08                          750,000         705,000
------------------------------------------------------------------------
Time Warner Telecom, Inc.,
10.125% Sr. Unsec. Sub. Nts., 2/1/11           1,650,000       1,509,750

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
CONTINUED
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 1,3,4              $  1,000,000   $          --
                                                           -------------
                                                              20,672,401

------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.0%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12 5                      1,000,000         985,000
11% Sr. Unsec. Nts., 7/31/10                      57,000          62,415
12.50% Sr. Unsec. Nts., 2/1/11                   100,000         111,500
------------------------------------------------------------------------
American Cellular Corp., 10% Sr.
Nts., Series B, 8/1/11                         1,575,000       1,366,313
------------------------------------------------------------------------
American Tower Corp., 7.50% Sr.
Nts., 5/1/12 5                                 1,550,000       1,507,375
------------------------------------------------------------------------
American Tower Escrow Corp.,
12.25% Sr. Sub. Disc. Nts., 8/1/08 10          1,400,000       1,029,000
------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec.
Disc. Nts., 10/1/07 1,3,4                      1,834,000              --
------------------------------------------------------------------------
Centennial Cellular Operating Co./
Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                      1,700,000       1,763,750
------------------------------------------------------------------------
Crown Castle International Corp.,
10.75% Sr. Nts., 8/1/11                        2,050,000       2,306,250
------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                       1,707,000       1,305,855
10.875% Sr. Unsec. Nts., 7/1/10                1,800,000       1,557,000
------------------------------------------------------------------------
IPCS, Inc., 0%/14% Sr. Unsec. Disc.
Nts., 7/15/10 3,4,7                              350,000         190,750
------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts.,
4/15/10 1,3,4,7                                  400,000          58,000
12.50% Sr. Nts., 4/15/10 1,3,4                   400,000          71,000
------------------------------------------------------------------------
Nextel Communications, Inc.:
7.375% Sr. Nts., 8/1/15                        5,490,000       5,572,350
9.50% Sr. Unsec. Nts., 2/1/11                  1,200,000       1,350,000
------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                          700,000         717,500
12.50% Sr. Nts., 11/15/09                      1,162,000       1,359,540
------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12 5                   775,000         796,313
9.625% Sr. Sub. Nts., Series B, 5/15/08          950,000         902,500
9.75% Sr. Sub. Nts., 1/15/10                     957,000         873,263
9.875% Sr. Nts., 2/1/10                        1,100,000       1,097,250
------------------------------------------------------------------------
SBA Communications Corp.,
10.25% Sr. Unsec. Nts., 2/1/09                 1,900,000       1,957,000
------------------------------------------------------------------------
SBA Telecommunications, Inc./
SBA Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 5,7          1,557,000       1,159,965
------------------------------------------------------------------------
Triton PCS, Inc.:
8.50% Sr. Unsec. Nts., 6/1/13                    800,000         760,000
8.75% Sr. Unsec. Sub. Nts., 11/15/11             357,000         296,310
9.375% Sr. Unsec. Sub. Nts., 2/1/11              300,000         258,000


        14 | OPPENHEIMER HIGH INCOME FUND/VA

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
Continued
UbiquiTel Operating Co., 9.875% Sr.
Nts., 3/1/11 5                              $  1,100,000   $   1,105,500
------------------------------------------------------------------------
US Unwired, Inc.:
0%/13.375% Sr. Unsec. Sub. Disc. Nts.,
Series B, 11/1/09 7                              800,000         808,000
10% Sr. Sec. Nts., 6/15/12                       500,000         507,500
------------------------------------------------------------------------
Western Wireless Corp., 9.25% Sr.
Unsec. Nts., 7/15/13                             857,000         886,995
                                                           -------------
                                                              32,722,194

------------------------------------------------------------------------
UTILITIES--6.1%
------------------------------------------------------------------------
ELECTRIC UTILITIES--3.8%
AES Corp. (The):
5.22% Nts., 1/1/15 [GBP]                          61,000         110,623
6.22% Nts., 1/1/20 [GBP]                          11,000          19,949
8.75% Sr. Sec. Nts., 5/15/13 5                 1,150,000       1,237,688
10% Sec. Nts., 7/15/05 5                         355,135         364,902
------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC,
8.25% Bonds, 4/15/12 5                            57,000          56,644
------------------------------------------------------------------------
Allegheny Energy, Inc., 7.75% Nts.,
8/1/05                                           300,000         312,000
------------------------------------------------------------------------
Caithness Coso Funding Corp.,
9.05% Sr. Sec. Nts., Series B, 12/15/09          397,819         435,611
------------------------------------------------------------------------
Calpine Corp.:
7.625% Sr. Nts., 4/15/06                       2,950,000       2,610,750
8.75% Sr. Nts., 7/15/07                          800,000         572,000
8.75% Sr. Sec. Nts., 7/15/13 5                   100,000          82,500
9.875% Sr. Sec. Nts., 12/1/11 5                1,000,000         855,000
------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                          357,000         357,000
7.75% Sr. Nts., 8/1/10 5                         400,000         400,000
9.875% Sr. Unsec. Nts., 10/15/07               1,400,000       1,515,500
------------------------------------------------------------------------
CMS Energy X-TRAS Pass-Through
Trust I, 7% Sr. Unsec. Pass-Through
Certificates, 1/15/05                            500,000         505,000
------------------------------------------------------------------------
Edison Mission Energy, 10% Sr.
Unsec. Nts., 8/15/08                             200,000         214,500
------------------------------------------------------------------------
ESI Tractebel Acquisition Corp.,
7.99% Sec. Bonds, Series B, 12/30/11 1           922,000         954,270
------------------------------------------------------------------------
Midwest Generation LLC, 8.75%
Sr. Sec. Nts., 5/1/34 5                        2,600,000       2,639,000
------------------------------------------------------------------------
Mirant Americas Generation LLC,
8.30% Sr. Unsec. Nts., 5/1/11 3,4                200,000         151,000
------------------------------------------------------------------------
MSW Energy Holdings LLC/
MSW Energy Finance Co., Inc.:
7.375% Sr. Sec. Nts., 9/1/10 5                   700,000         700,000
8.50% Sr. Sec. Nts., 9/1/10                      400,000         425,000
------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts.,
12/15/13 5                                     2,000,000       2,030,000
------------------------------------------------------------------------
PG&E Corp., 6.875% Sr. Sec. Nts.,
7/15/08 5                                        800,000         840,000

                                               PRINCIPAL    MARKET VALUE
                                                  AMOUNT      SEE NOTE 1
------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                $  1,657,000   $   1,777,133
9.50% Sr. Sec. Nts., 7/15/13                   1,200,000       1,299,000
                                                           -------------
                                                              20,465,070

------------------------------------------------------------------------
GAS UTILITIES--0.4%
AmeriGas Partners LP/AmeriGas
Eagle Finance Corp., 8.875% Sr.
Unsec. Nts., Series B, 5/20/11                 1,400,000       1,498,000
------------------------------------------------------------------------
SEMCO Energy, Inc.:
7.125% Sr. Nts., 5/15/08                         400,000         412,000
7.75% Sr. Nts., 5/15/13                          400,000         414,000
                                                           -------------
                                                               2,324,000

------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.9%
AES Red Oak LLC, 8.54% Sr. Sec.
Bonds, Series A, 11/30/19                      1,053,731       1,098,515
------------------------------------------------------------------------
Aquila, Inc., 7% Sr. Unsec. Nts., 7/15/04        300,000         299,625
------------------------------------------------------------------------
Calpine Canada Energy Finance
ULC, 8.50% Sr. Unsec. Nts., 5/1/08             1,257,000         835,905
------------------------------------------------------------------------
Consumers Energy Co.:
6.25% Nts., 9/15/06                              300,000         315,341
6.375% Sr. Sec. Nts., 2/1/08                     450,000         477,763
7.375% Nts., 9/15/23                             350,000         356,873
------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11          3,040,000       2,633,400
8.75% Sr. Nts., 2/15/12                        1,857,000       1,773,435
10.125% Sr. Sec. Nts., 7/15/13 5               1,400,000       1,522,500
------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625%
Sec. Pass-Through Certificates,
Series A, 6/30/12                                799,332         823,811
                                                           -------------
                                                              10,137,168

------------------------------------------------------------------------
WATER UTILITIES--0.0%
National Waterworks, Inc., 10.50%
Sr. Unsec. Sub. Nts., Series B, 12/1/12          300,000         334,500
                                                           -------------
Total Corporate Bonds and Notes
(Cost $420,508,724)                                          426,110,771

                                                  SHARES
------------------------------------------------------------------------
PREFERRED STOCKS--0.7%
------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 1,4,8                      13,764             138
------------------------------------------------------------------------
Dobson Communications Corp.,
6% Cv., Series F (converts into
Dobson Communications Corp.,
Cl. A common stock), Non-Vtg.                        800          78,035
------------------------------------------------------------------------
e.spire Communications, Inc.,
12.75% Jr. Redeemable, Non-Vtg. 1,4,8                498              50
------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75%
Cum. Exchangeable, Series B,
Non-Vtg. 1,4                                       8,000         702,000


        15 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                            MARKET VALUE
                                                  SHARES      SEE NOTE 1
------------------------------------------------------------------------
PREFERRED STOCKS Continued
------------------------------------------------------------------------
Focal Communications Corp.,
Cv., Series A 1,4                                    538   $       5,434
------------------------------------------------------------------------
ICG Holdings, Inc., 14.25%
Exchangeable, Non-Vtg. 1,4,8                         342              --
------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 4             3,258           8,474
------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25%
Sr. Redeemable Exchangeable,
Non-Vtg. 1,4,8                                     7,274              --
------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc.,
7.50% Cum. Cv., Series A 1,4,8                    21,193          42,386
------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. 4,8                                        1             668
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 8                                            86         755,725
------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A,
Non-Vtg                                               23             176
------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum.,
Series B, Non-Vtg. 4,8                             1,177         997,508
------------------------------------------------------------------------
Sovereign Real Estate Investment
Trust, 12% Non-Cum., Series A 1                   10,000       1,462,500
                                                           -------------

Total Preferred Stocks (Cost $5,115,632)                       4,053,094

------------------------------------------------------------------------
COMMON STOCKS--1.2%
------------------------------------------------------------------------
AboveNet, Inc. 4                                     559          16,211
------------------------------------------------------------------------
AES Drax Group Ltd. 4                             11,000           7,720
------------------------------------------------------------------------
Aurora Foods, Inc., Equity Trust
Interests 1,4                                       301         390,333
------------------------------------------------------------------------
Charles River Laboratories
International, Inc. 4                              8,360         408,553
------------------------------------------------------------------------
Chesapeake Energy Corp.                          100,909       1,485,380
------------------------------------------------------------------------
Classic Cable, Inc. 4                              2,645              --
------------------------------------------------------------------------
Covad Communications Group, Inc. 4                20,660          49,584
------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 4              51,491         167,861
------------------------------------------------------------------------
Equinix, Inc. 4                                   16,434         557,770
------------------------------------------------------------------------
Globix Corp. 4                                    11,467          33,254
------------------------------------------------------------------------
Gulfstream Holding, Inc. 1,4                          56              --
------------------------------------------------------------------------
Horizon Natural Resources Co. 1,4                 20,000              --
------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 1,4        42,107          21,896
------------------------------------------------------------------------
Magellan Health Services, Inc. 4                   9,849         329,449
------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                          1,039          35,170
------------------------------------------------------------------------
MCI, Inc. 4                                        1,629          23,506
------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. A 4           15             362
------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B 4        3,711          89,402
------------------------------------------------------------------------
NTL, Inc. 4                                       18,902       1,089,133

                                                            MARKET VALUE
                                                  SHARES      SEE NOTE 1
------------------------------------------------------------------------
COMMON STOCK CONTINUED
Orbital Sciences Corp. 4                           2,235   $      30,865
------------------------------------------------------------------------
Pioneer Cos., Inc. 4                              20,688         147,092
------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 4                      24,040         314,924
------------------------------------------------------------------------
Prandium, Inc. 4                                  62,829           3,456
------------------------------------------------------------------------
Sterling Chemicals, Inc. 4                           396           9,702
------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,4                           7,500          33,188
------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 4                   143,824       1,044,162
------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 1,4                  2,701           3,309
------------------------------------------------------------------------
WRC Media Corp. 1,4                                1,353              27
------------------------------------------------------------------------
XO Communications, Inc. 4                          2,646          10,981
                                                           -------------
Total Common Stocks (Cost $6,757,316)                          6,303,290

                                                   UNITS
------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
------------------------------------------------------------------------
AboveNet, Inc. Wts.:
Exp. 9/8/08 1,4                                      235           2,844
Exp. 9/8/10 1,4                                      276           3,152
------------------------------------------------------------------------
American Tower Corp. Wts.,
Exp. 8/1/08 1,4                                    1,400         266,700
------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,4              500             625
------------------------------------------------------------------------
Chesapeake Energy Corp. Wts.,
Exp. 9/1/04 4                                      2,671             196
------------------------------------------------------------------------
Citigroup, Inc. Wts., Exp. 12/31/50 4             15,626          13,595
------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,4                600               6
------------------------------------------------------------------------
Concentric Network Corp. Wts.,
Exp. 12/15/07 1,4                                    750              --
------------------------------------------------------------------------
Covergent Communications, Inc.
Wts., Exp. 4/1/08 1,4                              2,000              20
------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc.
Wts., Exp. 9/30/08 1,4                             1,750              --
------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,4           1,500              --
------------------------------------------------------------------------
e.spire Communications, Inc. Wts.,
Exp. 11/1/05 1,4                                     475               5
------------------------------------------------------------------------
Focal Communications Corp. Wts.:
Exp. 6/19/06 1,4                                     211             760
Exp. 6/19/08 4                                     1,056              --
------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 1,4           1,300              --
------------------------------------------------------------------------
ICG Communications, Inc. Wts.,
Exp. 9/15/05 1,4                                   5,940              59
------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. Wts.:
Exp. 5/16/06 1,4                                  10,561             106
Exp. 5/16/06 1,4                                      16              --
------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts.,
Exp. 1/31/08 1,4                                   5,148              --
------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,4                 765              --
------------------------------------------------------------------------
IPCS, Inc. Wts., Exp. 6/15/10 1,4                    750               8


      16 | OPPENHEIMER HIGH INCOME FUND/VA

                                                            MARKET VALUE
                                                   UNITS      SEE NOTE 1
------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
------------------------------------------------------------------------
Leap Wireless International, Inc. Wts.,
Exp. 4/15/10 1,4                                     550   $          --
------------------------------------------------------------------------
Long Distance International, Inc. Wts.,
Exp. 4/13/08 1,4                                     800              --
------------------------------------------------------------------------
Loral Space & Communications Ltd.
Wts., Exp. 1/15/07 1,4                               800               8
------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 4               7,220           1,011
------------------------------------------------------------------------
Microcell Telecommunications, Inc.,
Cl. A Wts., Exp. 5/1/05 4                            687           6,359
------------------------------------------------------------------------
Microcell Telecommunications, Inc.,
Cl. B Wts., Exp. 5/1/08 4                          1,145          10,120
------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts.,
Exp. 7/15/05 1,4                                   1,500              15
------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,4                1,000              10
------------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 4                                    20,000          17,000
------------------------------------------------------------------------
Protection One, Inc. Wts.,
Exp. 6/30/05 1,4                                   1,600              --
------------------------------------------------------------------------
Republic Technologies International
LLC Wts., Exp. 7/15/09 1,4                           500               1
------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp
12/19/08 1,4                                         647             938
------------------------------------------------------------------------
Telergy, Inc. Wts., Exp. 9/25/10 1,4               2,019              --
------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05 4                   1,079           5,289
------------------------------------------------------------------------
Transocean, Inc. Wts., Exp. 5/1/09 4,5             1,000         244,125
------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts.,
Exp. 1/16/10 4                                     5,300           7,929
------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts.,
Exp. 1/16/10 4                                     3,975           4,174
------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts.,
Exp. 1/16/10 4                                     3,975           2,842
                                                           -------------

Total Rights, Warrants and Certificates
(Cost $173,006)                                                  587,897

                                               PRINCIPAL
                                                  AMOUNT
------------------------------------------------------------------------
STRUCTURED NOTES--4.8%
------------------------------------------------------------------------
JPMorgan Chase Bank, TRAC-X NA
High Yield T3 Credit Linked Nts.,
8%, 3/25/09 5 (Cost $26,900,000)             $26,900,000      26,143,438

------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--12.1% 11
------------------------------------------------------------------------
Undivided interest of 5.26% in joint
repurchase agreement (Principal Amount/
Market Value $1,249,774,000, with a
maturity value of $1,249,822,255) with
UBS Warburg LLC, 1.39%, dated 6/30/04,
to be repurchased at $65,705,537 on
7/1/04, collateralized by Federal Home
Loan Mortgage Corp., 4.50%, 6/1/19, with
a value of $340,921,875 and Federal
National Mortgage Assn., 4.50%--5%,
4/1/19--3/1/34, with a value of
$937,433,252 (Cost $65,703,000)               65,703,000      65,703,000

------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $527,020,071)                                 97.6%    529,885,468
------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                      2.4      12,758,666
                                           -----------------------------
NET ASSETS                                         100.0%  $ 542,644,134
                                           =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

EUR Euro

GBP British Pound Sterling

1. Identifies issues considered to be illiquid. See Note 8 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Issue is in default. See Note 1 of Notes to Financial Statements.

4. Non-income producing security.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $101,393,375 or 18.69% of the Fund's net assets as of June 30, 2004.

6. When-issued security or forward commitment to be delivered and settled after June 30, 2004. See Note 1 of Notes to Financial Statements.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Interest or dividend is paid-in-kind.

9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        17 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
---------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------
Investments, at value (including cost and market value of
$65,703,000 in repurchase agreements) (cost
$527,020,071)--see accompanying statement of investments     $  529,885,468
---------------------------------------------------------------------------
Cash                                                                295,187
---------------------------------------------------------------------------
Unrealized appreciation on swap contracts                           779,443
---------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                        9,736,697
Investments sold                                                  4,872,355
Shares of beneficial interest sold                                2,176,763
Other                                                                 8,128
                                                             --------------
Total assets                                                    547,754,041

---------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $1,600,000 purchased on a
when-issued basis or forward commitment)                          4,120,968
Shares of beneficial interest redeemed                              880,985
Distribution and service plan fees                                   57,651
Shareholder communications                                           30,451
Trustees' compensation                                                9,997
Transfer and shareholder servicing agent fees                         1,650
Other                                                                 8,205
                                                             --------------
Total liabilities                                                 5,109,907

---------------------------------------------------------------------------
NET ASSETS                                                   $  542,644,134
                                                             ==============

---------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------
Par value of shares of beneficial interest                   $       66,107
---------------------------------------------------------------------------
Additional paid-in capital                                      625,038,003
---------------------------------------------------------------------------
Accumulated net investment income                                18,325,407
---------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                          (104,430,512)
---------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign
currencies                                                        3,645,129
                                                             --------------
NET ASSETS                                                   $  542,644,134
                                                             ==============

---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering
price per share (based on net assets of $445,664,847 and
54,257,526 shares of beneficial interest outstanding)        $         8.21
---------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering
price per share (based on net assets of $96,979,287 and
11,849,303 shares of beneficial interest outstanding)        $         8.18

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        18 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
-------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------
Interest                                                        $   21,563,349
-------------------------------------------------------------------------------
Dividends                                                              120,693
-------------------------------------------------------------------------------
Portfolio lending fees                                                   6,683
                                                                ---------------
Total investment income                                             21,690,725

-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
Management fees                                                      1,972,703
-------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                     109,813
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                       4,993
Service shares                                                           4,990
-------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                      17,063
Service shares                                                           3,088
-------------------------------------------------------------------------------
Trustees' compensation                                                   8,628
-------------------------------------------------------------------------------
Custodian fees and expenses                                              6,488
-------------------------------------------------------------------------------
Other                                                                   16,032
                                                                ---------------
Total expenses                                                       2,143,798
Less reduction to custodian expenses                                    (3,819)
                                                                ---------------
Net expenses                                                         2,139,979

-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               19,550,746

-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------
Net realized gain on:
Investments                                                          5,175,116
Closing of futures contracts                                            28,401
Foreign currency transactions                                            4,170
Swap contracts                                                         195,656
                                                                ---------------
Net realized gain                                                    5,403,343
-------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                        (16,935,649)
Translation of assets and liabilities denominated in foreign          (173,056)
currencies
Futures contracts                                                       (5,880)
Swap contracts                                                         779,443
                                                                ---------------
Net change in unrealized appreciation                              (16,335,142)

-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    8,618,947
                                                                ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        19 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS             YEAR
                                                                          ENDED            ENDED
                                                                  JUNE 30, 2004     DECEMBER 31,
                                                                    (UNAUDITED)             2003
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                             $  19,550,746    $  36,198,271
-------------------------------------------------------------------------------------------------
Net realized gain (loss)                                              5,403,343       (3,373,657)
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                (16,335,142)      60,265,270
                                                                  -------------------------------
Net increase in net assets resulting from operations                  8,618,947       93,089,884

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                  (29,416,204)     (26,819,814)
Service shares                                                       (5,469,874)      (1,672,018)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                  (12,390,377)      76,658,765
Service shares                                                       24,836,261       51,833,851

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total increase (decrease)                                           (13,821,247)     193,090,668
-------------------------------------------------------------------------------------------------
Beginning of period                                                 556,465,381      363,374,713
                                                                  -------------------------------
End of period (including accumulated net investment income of
$18,325,407 and $33,660,739, respectively)                        $ 542,644,134    $ 556,465,381
                                                                  ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        20 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                               YEAR
                                                   ENDED                                                              ENDED
                                           JUNE 30, 2004                                                       DECEMBER 31,
NON-SERVICE SHARES                           (UNAUDITED)           2003         2002         2001        2000          1999
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    8.61      $    7.51    $    8.54    $    9.27    $   10.72    $   11.02
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .32            .60          .58          .84         1.00         1.01
Net realized and unrealized gain (loss)             (.18)          1.09         (.76)        (.62)       (1.36)        (.55)
                                               -------------------------------------------------------------------------------
Total from investment operations                     .14           1.69         (.18)         .22         (.36)         .46
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                (.54)          (.59)        (.85)        (.95)       (1.09)        (.76)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $    8.21      $    8.61    $    7.51    $    8.54    $    9.27    $   10.72
                                               ===============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                  1.66%         23.96%       (2.40)%       1.97%       (3.74)%       4.29%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $ 445,665      $ 480,112    $ 345,670    $ 344,788    $ 333,533    $ 340,829
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 460,330      $ 396,858    $ 335,894    $ 347,723    $ 329,260    $ 340,519
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                               7.20%          8.31%        8.29%        9.94%       10.47%        9.61%
Total expenses                                      0.74% 3        0.76% 3      0.77% 3      0.79% 3      0.79% 3      0.75% 3
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               22%            48%          75%          46%          31%          33%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        21 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                       YEAR
                                                          ENDED                                      ENDED
                                                  JUNE 30, 2004                               DECEMBER 31,
SERVICE SHARES                                      (UNAUDITED)          2003          2002         2001 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     8.58    $     7.49    $     8.54      $    8.40
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .27           .61           .88            .20
Net realized and unrealized gain (loss)                    (.14)         1.06         (1.08)          (.06)
                                                     --------------------------------------------------------
Total from investment operations                            .13          1.67          (.20)           .14
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.53)         (.58)         (.85)          --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     8.18    $     8.58    $     7.49      $    8.54
                                                     ========================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         1.53%        23.79%        (2.67)%         1.67%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $   96,979    $   76,354    $   17,705      $       3
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $   88,449    $   41,246    $    5,602      $       2
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      6.97%         7.84%         8.91%         12.51%
Total expenses                                             1.00% 4       1.04% 4       1.02% 4,5      0.96% 4
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      22%           48%           75%            46%

1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


        22 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investment in high-yield fixed-income securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2004, the market value of these securities comprised 4.8% of the Fund's net assets and resulted in unrealized cumulative losses of $756,562.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or


        23 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

forward commitment prior to settlement of the original purchase. As of June 30, 2004, the Fund had purchased $1,600,000 (principal amount) of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2004, securities with an aggregate market value of $8,812,543, representing 1.62% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $101,814,604 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months


        24 | OPPENHEIMER HIGH INCOME FUND/VA
ended June 30, 2004, it is estimated that the Fund will utilize $5,403,343 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

As of December 31, 2003, the Fund had available for federal income tax purposes post-October losses of $22,882 and unused capital loss carryforwards as follows:

            EXPIRING
            -----------------------------
            2006            $   3,401,577
            2007                4,933,260
            2008               11,572,833
            2009               22,696,701
            2010               56,061,391
            2011                8,529,303
                            -------------
            Total           $ 107,195,065
                            =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



        25 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              SIX MONTHS ENDED JUNE 30, 2004    YEAR ENDED DECEMBER 31, 2003
                                                     SHARES           AMOUNT         SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                             15,183,171   $  127,902,838     28,774,062   $  229,684,313
Dividends and/or distributions reinvested         3,591,722       29,416,204      3,719,807       26,819,814
Redeemed                                        (20,264,656)    (169,709,419)   (22,801,608)    (179,845,362)
                                              ---------------------------------------------------------------
Net increase (decrease)                          (1,489,763)  $  (12,390,377)     9,692,261   $   76,658,765
                                              ===============================================================
SERVICE SHARES

Sold                                              7,237,759   $   60,908,288     13,073,333   $  104,602,083
Dividends and/or distributions reinvested           669,507        5,469,874        232,224        1,672,018
Redeemed                                         (4,954,358)     (41,541,901)    (6,772,325)     (54,440,250)
                                              ---------------------------------------------------------------
Net increase                                      2,952,908   $   24,836,261      6,533,232   $   51,833,851
                                              ===============================================================

--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2004, were $124,585,661 and $98,827,013, respectively.

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $9,996 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


        26 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------

5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------

6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      As of June 30, 2004, the Fund had no outstanding futures contracts.


        27 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

      As of June 30, 2004, the Fund had entered into the following interest rate swap agreements:

                                                    FIXED RATE   FLOATING RATE
                                                       PAID BY     RECEIVED BY
SWAP                                  NOTIONAL     THE FUND AT     THE FUND AT      FLOATING  TERMINATION     UNREALIZED
COUNTERPARTY                            AMOUNT   JUNE 30, 2004   JUNE 30, 2004    RATE INDEX        DATES   APPRECIATION
------------------------------------------------------------------------------------------------------------------------
                                                                                 Three-Month
Deutsche Bank AG                  $ 11,000,000           3.19%         1.4275%    LIBOR Rate       3/9/09     $  425,609
                                                                                 Three-Month
Deutsche Bank AG                     6,000,000           4.23          1.4275     LIBOR Rate       3/9/14        353,834
                                                                                                              ----------
                                                                                                              $  779,443
                                                                                                              ==========

Index abbreviation is as follows:

LIBOR  London-Interbank Offered Rate

--------------------------------------------------------------------------------

8. ILLIQUID SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2004 was $18,624,160, which represents 3.43% of the Fund's net assets.

--------------------------------------------------------------------------------

9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2004, the Fund had no securities on loan.


        28 | OPPENHEIMER HIGH INCOME FUND/VA

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)